UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21682

Sterling Capital Variable Insurance Funds
(Exact name of registrant as specified in charter)
434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575
(Address of principal executive offices) (Zip code)

James T. Gillespie, President Sterling Capital Variable Insurance Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Equity Income VIF

    Schedule of Portfolio Investments

    March 31, 2014 (Unaudited)

Shares	Fair Value

COMMON STOCKS (95.1%)

	Consumer Discretionary (15.1%)
13,999	Mattel, Inc.	$561,499
6,130	McDonald’s Corp.	600,924
5,700	Omnicom Group, Inc.	413,820
24,220	Pearson PLC, ADR	431,358
3,600	Time Warner Cable, Inc.	493,848

		2,501,449

	Consumer Staples (15.6%)
9,800	Coca-Cola Co. (The)	378,868
10,595	General Mills, Inc.	549,033
7,570	PepsiCo, Inc.	632,095
5,080	Philip Morris International, Inc.	415,900
14,385	Unilever PLC, ADR	615,390

		2,591,286

	Energy (18.6%)
5,155	Chevron Corp.	612,981
11,815	Ensco PLC, Class A	623,596
18,090	Kinder Morgan, Inc.	587,744
6,660	Occidental Petroleum Corp.	634,631
17,000	Spectra Energy Corp.	627,980

		3,086,932

	Financials (7.1%)
12,000	MetLife, Inc.	633,600
6,445	Travelers Cos., Inc. (The)	548,469

		1,182,069

	Health Care (20.2%)
9,635	Abbott Laboratories	371,044
6,630	AbbVie, Inc.	340,782
8,980	Baxter International, Inc.	660,748
7,800	Novartis AG, ADR	663,156
18,260	Pfizer, Inc.	586,511

Shares	Fair Value

COMMON STOCKS — (continued)

	Health Care — (continued)
7,405	WellPoint, Inc.	$737,168

		3,359,409

	Industrials (3.7%)
6,275	United Parcel Service, Inc., Class B	611,060

	Information Technology (13.2%)
20,460	Intel Corp.	528,073
18,000	Maxim Integrated Products, Inc.	596,160
9,190	Microsoft Corp.	376,698
8,820	QUALCOMM, Inc.	695,545

		2,196,476

	Telecommunication Services (1.6%)
5,670	Verizon Communications, Inc.	269,722

	Total Common Stocks (Cost $14,179,490)	15,798,403

MONEY MARKET FUND (4.8%)

791,299	Federated Treasury Obligations Fund, Institutional Shares	791,299

	Total Money Market Fund (Cost $791,299)	791,299

Total Investments — 99.9% (Cost $14,970,789)		16,589,702
Net Other Assets (Liabilities) — 0.1%		24,303

NET ASSETS — 100.0%		$16,614,005

ADR — American Depositary Receipt

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities VIF

    Schedule of Portfolio Investments

    March 31, 2014 (Unaudited)

Shares	Fair Value

COMMON STOCKS (98.4%)

	Consumer Discretionary (14.4%)
29,000	Comcast Corp., Class A	$1,450,580
24,000	DIRECTV(a)	1,834,080
63,000	Ford Motor Co.	982,800

		4,267,460

	Consumer Staples (3.8%)
32,400	Mondelez International, Inc., Class A	1,119,420

	Energy (11.9%)
14,700	Apache Corp.	1,219,365
8,800	EOG Resources, Inc.	1,726,296
10,000	Halliburton Co.	588,900

		3,534,561

	Financials (7.9%)
8,616	American Campus Communities, Inc., REIT	321,808
14,000	Capital One Financial Corp.	1,080,240
15,500	Och-Ziff Capital Management Group, LLC, Class A	213,435
17,100	Ryman Hospitality Properties, Inc., REIT	727,092

		2,342,575

	Health Care (16.8%)
22,000	Agilent Technologies, Inc.	1,230,240
17,300	HCA Holdings, Inc.(a)	908,250
33,000	Myriad Genetics, Inc.(a)	1,128,270
21,000	UnitedHealth Group, Inc.	1,721,790

		4,988,550

	Industrials (7.5%)
15,129	Expeditors International of Washington, Inc.	599,562
24,000	Nielsen Holdings NV	1,071,120
9,418	Verisk Analytics, Inc., Class A(a)	564,703

		2,235,385

Shares	Fair Value

COMMON STOCKS — (continued)

	Information Technology (36.1%)
18,000	Akamai Technologies, Inc.(a)	$1,047,780
2,400	Apple, Inc.	1,288,176
24,000	Broadcom Corp., Class A	755,520
20,000	Check Point Software Technologies, Ltd.(a)	1,352,600
65,000	Cisco Systems, Inc.	1,456,650
18,600	Citrix Systems, Inc.(a)	1,068,198
29,500	eBay, Inc.(a)	1,629,580
19,000	Intuit, Inc.	1,476,870
17,000	NCR Corp.(a)	621,350

		10,696,724

	Total Common Stocks (Cost $19,194,354)	29,184,675

MONEY MARKET FUND (2.0%)

593,340	Federated Treasury Obligations Fund, Institutional Shares	593,340

	Total Money Market Fund (Cost $593,340)	593,340

Total Investments — 100.4% (Cost $19,787,694)		29,778,015
Net Other Assets (Liabilities) — (0.4)%		(118,196)

NET ASSETS — 100.0%		$29,659,819

(a)   Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond VIF

    Schedule of Portfolio Investments

    March 31, 2014 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES (4.8%)

$ 77,637	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 0.494%, 11/25/35(a)	$73,180
246,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(b)	247,284
80,112	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 0.354%, 1/25/36(a)	74,587
66,457	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WHQ1, Class M2, 0.654%, 3/25/35(a)	65,827
158,731	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 0.474%, 10/25/35(a)	153,627

	Total Asset Backed Securities (Cost $611,911)	614,505

COLLATERALIZED MORTGAGE OBLIGATIONS (9.1%)

52,696	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.905%, 4/25/35(a)	52,387
45,728	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	48,472
87,633	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	88,988
48,499	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	50,886
27,702	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	27,735
62,722	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	67,539
151,109	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	158,409
52,729	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	54,858
61,795	PHHMC Trust, Series 2007-6, Class A1, 5.633%, 12/18/37(a)	62,743
14,277	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	14,610
61,203	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	63,972
39,270	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.494%, 12/25/34(a)	39,258
72,372	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	73,192
102,052	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.434%, 6/25/34(a)	103,416
43,334	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-10, Class A, 6.000%, 4/25/33	44,996
15,735	Structured Asset Securities Corp. Trust, Series 2005-6, Class 5A1, 5.000%, 5/25/35	16,045
85,897	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.615%, 1/25/35(a)	86,978
85,982	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.629%, 10/25/35(a)	86,713

Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$ 19,305	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$19,950

	Total Collateralized Mortgage Obligations (Cost $1,117,297)	1,161,147

COMMERCIAL MORTGAGE-BACKED SECURITIES (18.1%)

78,731	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, 5.889%, 7/10/44(a)	85,146
120,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4, 5.414%, 9/10/47	129,499
4,986	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2, 5.611%, 4/10/49(a)	5,045
80,000	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	87,066
73,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.290%, 11/10/42(a)	75,580
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 7/10/43	41,235
95,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-Top26, Class A4, 5.471%, 1/12/45(a)	104,967
60,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	67,335
150,000	CD Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	164,162
88,906	COMM Mortgage Trust, Series 2006-C7, Class A4, 5.768%, 6/10/46(a)	96,518
89,000	COMM Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 10/10/46	93,859
117,000	Commercial Mortgage Trust, Series 2005-GG5, Class AM, 5.277%, 4/10/37(a)	123,805
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	143,065
151,566	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.238%, 11/10/45(a)	158,700
90,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	93,016
116,765	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/45	126,098
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	164,629
118,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.281%, 1/11/43(a)	135,836
80,000	Morgan Stanley Capital I Trust, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)	85,801
130,000	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A5, 5.696%, 4/15/49(a)	144,507
42,095	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	42,160
62,616	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3, 5.765%, 7/15/45(a)	67,342

Continued

Sterling Capital Total Return Bond VIF

    Schedule of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$72,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.045%, 3/15/47(a)	$74,057

	Total Commercial Mortgage-Backed Securities (Cost $2,317,628)	2,309,428

CORPORATE BONDS (43.6%)

	Consumer Discretionary (4.2%)
21,000	21st Century Fox America, Inc., 5.400%, 10/1/43	22,608
26,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	36,847
31,000	ERAC USA Finance, LLC, 5.625%, 3/15/42(b)	33,870
45,000	Ford Motor Co., 7.450%, 7/16/31	57,740
47,000	General Motors Financial Co., Inc., 2.750%, 5/15/16	47,616
34,000	Interpublic Group of Cos., Inc. (The), 3.750%, 2/15/23	33,061
41,000	Lear Corp., 5.375%, 3/15/24	41,717
27,000	NBCUniversal Media, LLC, 5.950%, 4/1/41	31,872
26,000	Royal Caribbean Cruises, Ltd., 11.875%, 7/15/15	29,445
48,000	Service Corp. International, 7.000%, 5/15/19	50,820
37,000	Time Warner Cable, Inc., 4.000%, 9/1/21	38,383
40,000	Toll Brothers Finance Corp., 6.750%, 11/1/19	45,400
29,000	Viacom, Inc., 5.850%, 9/1/43	31,866
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	36,054

		537,299

	Consumer Staples (0.8%)
42,000	Altria Group, Inc., 5.375%, 1/31/44	43,907
26,000	CVS Caremark Corp., 6.125%, 9/15/39	31,351
25,000	Lorillard Tobacco Co., 6.875%, 5/1/20	29,237

		104,495

	Energy (6.0%)
30,000	Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	32,287
16,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	15,960
30,000	Buckeye Partners LP, 4.150%, 7/1/23	29,920
42,000	Chesapeake Energy Corp., 3.250%, 3/15/16	42,420
34,000	Denbury Resources, Inc., 8.250%, 2/15/20	36,975
37,000	Energy Transfer Partners LP, 9.000%, 4/15/19	46,430
40,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	45,796
18,000	Hess Corp., 5.600%, 2/15/41	19,767
55,000	Kinder Morgan Energy Partners LP, 5.000%, 3/1/43	52,367
32,000	NuStar Logistics LP, 8.150%, 4/15/18	36,480
27,000	Petrobras Global Finance BV, 2.000%, 5/20/16	26,764
33,000	Petrobras International Finance Co., 3.500%, 2/6/17	33,356
46,000	Petrofac, Ltd., 3.400%, 10/10/18(b)	46,867
30,000	Petrohawk Energy Corp., 6.250%, 6/1/19	32,625
27,000	Phillips 66, 5.875%, 5/1/42	31,237
30,000	Plains Exploration & Production Co., 6.500%, 11/15/20	33,037
26,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	27,885

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Energy — (continued)
$ 41,000	Schlumberger Investment SA, 3.300%, 9/14/21(b)	$41,830
43,000	Shell International Finance BV, 4.550%, 8/12/43	44,445
42,000	Statoil ASA, 4.800%, 11/8/43	44,865
30,000	Western Gas Partners LP, 4.000%, 7/1/22	29,738
20,000	Williams Partners LP, 4.300%, 3/4/24	20,089

		771,140

	Financials (23.7%)
22,000	Affiliated Managers Group, Inc., 4.250%, 2/15/24	22,132
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	34,099
33,000	Ally Financial, Inc., 2.750%, 1/30/17	33,330
94,000	American International Group, Inc., 3.800%, 3/22/17	100,571
45,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	45,435
39,000	Associates Corp. of North America, 6.950%, 11/1/18	46,422
84,000	Bank of America Corp., MTN, 6.875%, 4/25/18	99,062
35,000	Bank of America Corp., MTN, 5.875%, 2/7/42	40,470
31,000	Bank of America Corp., Series K, 8.000%, 7/29/49(a)	35,107
79,000	Bear Stearns Cos., LLC (The), 5.550%, 1/22/17	87,590
33,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	38,617
32,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	31,882
28,000	CBL & Associates LP, REIT, 5.250%, 12/1/23	28,812
51,000	CBRE Services, Inc., 6.625%, 10/15/20	54,443
40,000	CIT Group, Inc., 4.250%, 8/15/17	41,900
26,000	Citigroup, Inc., 5.875%, 1/30/42	29,843
40,000	CNA Financial Corp., 7.350%, 11/15/19	48,997
39,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	40,389
46,000	Corrections Corp. of America, REIT, 4.125%, 4/1/20	45,425
45,000	CubeSmart LP, REIT, 4.800%, 7/15/22	47,660
30,000	Duke Realty LP, REIT, 7.375%, 2/15/15	31,703
7,000	Federal Realty Investment Trust, REIT, 2.750%, 6/1/23	6,542
20,000	First American Financial Corp., 4.300%, 2/1/23	19,604
123,000	General Electric Capital Corp., 5.300%, 2/11/21	138,344
24,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	31,607
41,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	48,685
60,000	Health Care REIT, Inc., 4.950%, 1/15/21	65,193
40,000	Healthcare Realty Trust, Inc., REIT, 3.750%, 4/15/23	38,066
47,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	44,756
30,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	29,053
77,000	HSBC Finance Corp., 6.676%, 1/15/21	89,854
28,000	Invesco Finance PLC, 3.125%, 11/30/22	27,110
35,000	Jefferies Group, LLC, 8.500%, 7/15/19	43,013
42,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	41,043

Continued

Sterling Capital Total Return Bond VIF

    Schedule of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Financials — (continued)
$ 16,000	JPMorgan Chase & Co., 5.600%, 7/15/41	$18,130
31,000	JPMorgan Chase & Co., Series Q, 5.150%, 12/29/49(a)	29,063
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	27,258
30,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	33,300
30,000	Macquarie Bank, Ltd., 5.000%, 2/22/17(b)	32,733
29,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	32,811
28,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	42,582
128,000	Morgan Stanley, 5.375%, 10/15/15	136,459
103,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	120,073
130,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	140,417
53,000	National City Corp., 6.875%, 5/15/19	62,779
33,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	31,185
25,000	Nationwide Mutual Insurance Co., 9.375%, 8/15/39(b)	36,766
36,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	35,564
40,000	ProAssurance Corp., 5.300%, 11/15/23	42,396
40,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	49,000
27,000	Prudential Financial, Inc., MTN, Series D, 7.375%, 6/15/19	33,082
32,000	Reinsurance Group of America, Inc., 5.625%, 3/15/17	35,038
30,000	Retail Opportunity Investments Partnership LP, REIT, 5.000%, 12/15/23	31,110
37,000	Royal Bank of Canada, GMTN, 2.200%, 7/27/18	37,241
30,000	Royal Bank of Scotland Group PLC, 5.000%, 10/1/14	30,412
53,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	55,506
45,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	60,903
30,000	Sirius International Group, Ltd., 6.375%, 3/20/17(b)	33,502
38,000	SunTrust Banks, Inc., 3.500%, 1/20/17	40,118
26,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	34,282
25,000	Validus Holdings, Ltd., 8.875%, 1/26/40	34,766
70,000	Wachovia Corp., 5.625%, 10/15/16	77,669
37,000	Wachovia Corp., 5.500%, 8/1/35	40,296

		3,021,200

	Health Care (1.7%)
36,000	DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	38,565
42,000	DENTSPLY International, Inc., 2.750%, 8/15/16	43,464
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(b)	30,660
24,000	HCA, Inc., 8.500%, 4/15/19	25,104
28,000	Mylan, Inc., 7.875%, 7/15/20(b)	31,387
42,000	Ventas Realty LP, 5.700%, 9/30/43	47,412

		216,592

	Industrials (2.3%)
29,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	29,893
36,000	CNH Capital, LLC, 3.875%, 11/1/15	36,990

Principal Amount	Fair Value

CORPORATE BONDS — (continued)

	Industrials — (continued)
$11,000	Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/19(b)	$10,967
29,500	Nielsen Finance, LLC/Nielsen Finance Co., 4.500%, 10/1/20	29,721
44,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.125%, 5/11/15(b)	45,084
39,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	38,551
25,000	Textron, Inc., 3.650%, 3/1/21	25,098
30,000	United Rentals North America, Inc., 7.375%, 5/15/20	33,113
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21	38,839

		288,256

	Information Technology (0.2%)
27,000	Altera Corp., 1.750%, 5/15/17	27,181

	Materials (2.1%)
30,000	FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/22(b)	32,325
36,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	39,870
32,000	LYB International Finance BV, 4.875%, 3/15/44	31,942
32,000	Mosaic Co. (The), 5.450%, 11/15/33	34,597
29,000	Rock-Tenn Co., 4.900%, 3/1/22	31,009
34,000	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	35,105
61,000	Xstrata Finance Canada, Ltd., 4.250%, 10/25/22(b)	59,483

		264,331

	Telecommunication Services (1.1%)
21,000	British Telecommunications PLC, 9.625%, 12/15/30	32,462
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	29,190
64,000	Verizon Communications, Inc., 6.550%, 9/15/43	77,884

		139,536

	Utilities (1.5%)
33,000	CMS Energy Corp., 8.750%, 6/15/19	42,361
33,000	Progress Energy, Inc., 3.150%, 4/1/22	32,417
51,000	PSEG Power, LLC, 2.450%, 11/15/18	51,018
54,000	Puget Energy, Inc., 5.625%, 7/15/22	61,543

		187,339

	Total Corporate Bonds (Cost $5,417,849)	5,557,369

FOREIGN GOVERNMENT BONDS (1.0%)

	Mexico (0.8%)
32,000	United Mexican States, 5.550%, 1/21/45	34,000
72,000	United Mexican States, MTN, 4.750%, 3/8/44	68,400

		102,400

	Poland (0.2%)
37,000	Republic of Poland, 3.000%, 3/17/23	34,595

	Total Foreign Government Bonds (Cost $129,068)	136,995

MORTGAGE-BACKED SECURITIES (11.3%)

	Fannie Mae (5.5%)
5,066	4.500%, 10/1/18, Pool #752030	5,363

Continued

Sterling Capital Total Return Bond VIF

    Schedule of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

Principal Amount	Fair Value

MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$ 8,533	5.000%, 10/1/25, Pool #255894	$9,292
131,136	4.000%, 6/1/32, Pool #MA1089	137,973
3,187	7.000%, 6/1/35, Pool #255820	3,595
12,570	5.000%, 11/1/35, Pool #842402	13,713
10,484	6.000%, 12/1/36, Pool #902054	11,661
105,945	5.500%, 8/1/37, Pool #995082	117,832
46,232	5.000%, 6/1/40, Pool #AD4927	50,499
42,547	5.000%, 6/1/40, Pool #AD7860	46,457
89,542	4.500%, 5/1/41, Pool #AI1023	95,578
83,712	4.000%, 1/1/42, Pool #AK0685	87,683
120,486	3.500%, 5/1/43, Pool #AB9368	121,301

		700,947

	Freddie Mac (4.5%)
7,336	6.000%, 10/1/19, Pool #G11679	7,717
4,623	5.500%, 10/1/21, Pool #G12425	5,032
120,328	2.500%, 1/1/28, Pool #J22069	120,393
692	6.000%, 7/1/35, Pool #A36304	768
18,660	6.500%, 12/1/37, Pool #A69955	20,891
67,164	4.500%, 1/1/40, Pool #A90764	71,619
61,504	3.782%, 7/1/40, Pool #1B4948(a)	64,324
139,982	5.000%, 7/1/40, Pool #A93070	152,186
126,132	4.000%, 11/1/41, Pool #Q04740	130,952

		573,882

	Ginnie Mae (1.3%)
110,870	4.500%, 6/15/39, Pool #701962	119,669
40,818	5.000%, 2/15/40, Pool #737037	44,789

		164,458

	Total Mortgage-Backed Securities (Cost $1,414,968)	1,439,287

MUNICIPAL BONDS (8.9%)

	California (2.6%)
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	243,881
65,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	90,713

		334,594

	Colorado (0.4%)
55,000	Colorado Housing & Finance Authority, Unemployment/Welfare Funding Revenue, Taxable, Series B, 1.600%, 5/15/16	56,001

	Connecticut (0.5%)
60,000	State of Connecticut, Public Improvements G.O., Taxable, Series B, 2.551%, 10/15/22	56,851

	District of Columbia (0.5%)
65,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	63,419

	Illinois (1.0%)
130,000	State of Illinois, Public Improvements Revenue, Taxable, 2.931%, 6/15/22	125,537

	New Jersey (0.3%)
40,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	39,598

Principal Amount	Fair Value

MUNICIPAL BONDS — (continued)

	New York (2.1%)
$100,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	$93,765
155,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	171,543

		265,308

	Pennsylvania (0.5%)
70,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	67,598

	Washington (0.3%)
45,000	Port of Vancouver, WA, Refunding G.O., Limited Tax, Taxable, Series B, 2.714%, 12/1/21	42,619

	Wisconsin (0.7%)
90,000	Milwaukee County, WI, Pension Promissory Notes, Refunding G.O., Taxable, Callable 12/1/22 @ 100, 3.862%, 12/1/30	86,063

	Total Municipal Bonds (Cost $1,100,599)	1,137,588

U.S. GOVERNMENT AGENCIES (0.1%)

	Fannie Mae (0.1%)
8,000	7.125%, 1/15/30	11,371

	Total U.S. Government Agencies (Cost $11,137)	11,371

U.S. TREASURY NOTES (0.1%)

10,024	0.625%, 1/15/24(c)	10,058

	Total U.S. Treasury Notes (Cost $10,092)	10,058

Shares
PREFERRED STOCKS (2.1%)

	Financials (1.6%)
1,372	Aegon NV, 7.250%	35,452
1,125	Barclays Bank PLC, Series 4, 7.750%	29,183
2,059	Citigroup Capital XIII, 7.875%	57,117
749	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	19,077
2,286	US Bancorp, Series F, 6.500%	64,922

		205,751

	Telecommunication Services (0.2%)
960	Qwest Corp., 7.000%	24,202

	Utilities (0.3%)
1,375	Dominion Resources, Inc., Series A, 8.375%	35,063

	Total Preferred Stocks (Cost $255,747)	265,016

Continued

Sterling Capital Total Return Bond VIF

    Schedule of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

Shares	Fair Value

MONEY MARKET FUND (0.3%)
37,049	Federated Treasury Obligations Fund, Institutional Shares	$37,049

	Total Money Market Fund (Cost $37,049)	37,049

Total Investments — 99.4% (Cost $12,423,345)	12,679,813
Net Other Assets (Liabilities) — 0.6%	72,258

NET ASSETS — 100.0%	$12,752,071

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2014. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Inflation protection security. Principal amount periodically adjusted for inflation.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Variable Insurance Funds

    Notes to Schedules of Portfolio Investments

    March 31, 2014 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended, as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Equity Income VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of March 31, 2014.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2014 there were no significant changes to the valuation policies and procedures.

Sterling Capital Variable Insurance Funds

    Notes to Schedules of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2014 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Equity Income VIF	$16,589,702(a	)	$—	$—	$16,589,702
Sterling Capital Special Opportunities VIF	29,778,015(a	)	—	—	29,778,015
Sterling Capital Total Return Bond VIF	302,064(b	)	12,377,749(a)	—	12,679,813

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Levels during the period ended March 31, 2014.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Sterling Capital Variable Insurance Funds

    Notes to Schedules of Portfolio Investments — (continued)

    March 31, 2014 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At December 31, 2013, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount With No Expiration*
	Short-term Losses	Amount	Expires
Sterling Capital Equity Income VIF	$ —	$13,577,535	2016
Sterling Capital Equity Income VIF	—	3,263,903	2017
Sterling Capital Total Return Bond VIF	81,380	—	—

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

At March 31, 2014, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Equity Income VIF	$14,970,789	$1,950,720	$(331,807)	$1,618,913
Sterling Capital Special Opportunities VIF	19,843,549	10,030,767	(96,301)	9,934,466
Sterling Capital Total Return Bond VIF	12,423,345	369,474	(113,006)	256,468

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	05/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	05/28/14

By (Signature and Title)	/s/ Kenneth R. Cotner
Kenneth R. Cotner, Treasurer
(principal financial officer)

Date	05/28/14